JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: RE: JPMorgan Trust II (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 326 (Amendment No. 327 under the Investment Company Act of 1940, as amended) filed electronically on February 25, 2021.
Please contact undersigned at 212-648-0919 if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary

Appendix A
J.P. Morgan Investor Funds
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund